Management of Financial Risk (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management of Financial Risk [abstract]
Equity	$ 602,804	$ 563,584	$ 423,151
Credit facilities	69,302	39,871
Equipment financing obligations	8,766	906
Less: Cash, cash equivalents and short-term investments	(163,327)	(212,574)
Capital amount	$ 517,545	$ 391,787